Material accounting policy information (Policies)	12 Months Ended
Dec. 31, 2025
Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). These consolidated financial statements were reviewed, approved, and authorized for issue by the Company’s Board of Directors on March 30, 2026.

Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments, which have been measured at fair value. The consolidated financial statements are presented in United States dollars (“$”), which is also the functional currency of the Company and its wholly-owned subsidiaries.

Principles of consolidation

These consolidated financial statements incorporate the accounts of the Company and its wholly-owned subsidiaries: Vox Royalty Cayman SEZC (Cayman Islands), Vox Royalty Australia Pty Ltd. (Australia), Vox Royalty Canada Ltd. (Ontario, Canada), and Vox Royalty USA Ltd. (Delaware, USA). These consolidated financial statements also incorporate the accounts of the Company’s previously wholly-owned subsidiary, SilverStream SEZC (Cayman Islands), which commenced a voluntary liquidation on November 19, 2025, and held a final meeting of the sole shareholder, Vox, to dissolve SilverStream SEZC, on December 19, 2025.

Subsidiaries are fully consolidated from the date the Company obtains control and continue to be consolidated until the date that control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions, revenues and expenses have been eliminated on consolidation.

Foreign currency translation

In preparing the consolidated financial statements of the Company, transactions in currencies other than the functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. All foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the period end foreign exchange rates are recognized in the consolidated statements of income (loss) and comprehensive income (loss). Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Royalty interests

The substance of the Company’s royalty interests are considered to be economically similar to holding a direct interest in the underlying mineral asset. Existence risk (the commodity physically existing in the quantity demonstrated), production risk (that the operator can achieve production and operate a commercially viable project), timing risk (commencement and quantity produced, determined by the operator) and price risk (returns vary depending on the future commodity price, driven by future supply and demand) are all risks the Company participates in on a similar basis to an owner of the underlying mineral license. Furthermore, there is only a right to receive cash to the extent there is production and there is no interest payments, minimum payment obligations or means to enforce production or guarantee repayment. These are accounted for as mineral interests under IAS 16 Property, Plant, and Equipment and IFRS 6 Exploration for and Evaluation of Mineral Resource, and recorded at cost and capitalized as mineral interests with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

Eligible Project evaluation expenditures are recorded in the consolidated statements of income (loss) and comprehensive income (loss) when management determines not to proceed with the proposed acquisition of a royalty.

The major categories of the Company’s royalty interests are producing and non-producing (development, advanced exploration and exploration stages) assets. Producing assets are those that have generated revenue from steady-state operations for the Company. Development assets are interests on projects that are not yet producing, but where in management’s view, the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Interests for producing and development assets are recorded at cost and capitalized in accordance with IAS 16, Property, Plant and Equipment. Management uses the following criteria in its assessment of technical feasibility and commercial viability: (i) geology: there is a known mineral deposit that contains mineral reserves or resources, or the project is adjacent to a mineral deposit that is already being mined or developed and there is sufficient geologic certainty of converting the deposit into mineral reserves or resources; and (ii) accessibility and authorization: there are no significant unresolved issues impacting the accessibility and authorization to develop or mine the mineral deposit, and social, environmental and governmental permits and approvals to develop or mine the mineral deposit appear obtainable. Exploration and advanced exploration stage interests are accounted for in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources and are not depleted until such time as the technical feasibility and commercial viability have been established, at which point the value of the asset is categorized as being in the advanced stage.

Producing mineral royalty interests are depleted using the units-of-production method over either, i) the life of the property, or ii) royalty cap on the royalty interest, to which the interest relates. The life of the property is estimated using life of mine models specifically associated with the mineral royalty properties, which include proven and probable reserves and may include a portion of resources expected to be converted into reserves. Where life of mine models are not available, the Company uses publicly available statements of reserves and resources for the mineral royalty properties to estimate the life of the property and portion of resources that the Company expects to be converted into reserves. Where life of mine models and publicly available reserve and resource statements are not available, depletion is based on the Company’s best estimate of the ounces to be produced and delivered under the contract. The Company relies on information available to it under contracts with operators and/or public disclosures for information on reserves and resources from the operators of the producing mineral interests.

If the cost of a royalty interest includes contingent consideration, the contingent consideration is capitalized as part of the cost of the interest when the underlying obligating event has occurred (see Note 16 for outstanding commitments for contingent consideration).

Intangible assets

Intangible assets are measured on initial recognition at cost, which comprises their purchase price plus any directly attributable costs of preparing the asset for its intended use. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Amortization is provided on a straight-line basis over their estimated useful lives as follows:

•	Royalty database: 10 years

The asset’s residual values, useful lives and methods of amortization are reviewed at each reporting period and adjusted prospectively, if appropriate.

Impairment of royalty interests and intangible assets

Royalty interests at the exploration stage are assessed for impairment when facts and circumstances suggest that the carrying amount may exceed its recoverable amount. Other royalty interests and intangible assets are reviewed for impairment at each reporting date, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment is assessed at the level of cash-generating units (“CGUs”) which, in accordance with IAS 36, Impairment of Assets, are identified as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets. This is usually at the individual royalty level for each property from which cash inflows are generated.

An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value-in-use. The future cash flow expected is derived using estimates of proven and probable reserves, a portion of resources that is expected to be converted into reserves and information regarding the mineral, respectively, that could affect the future recoverability of the Company’s interests. Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount, which may include an estimate of the following: (i) net present value of estimated future cash flows; (ii) dollar value per ounce or pound of reserve/resource; (iii) cash-flow multiples; and/or (iv) market capitalization of comparable assets. Impairment losses are charged to the royalty interest and are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the conditions that gave rise to the recognition of an impairment loss are subsequently reversed and the interest’s recoverable amount exceeds its carrying amount. Impairment losses can be reversed only to the extent that the recoverable amount does not exceed the carrying value that would have been determined had no impairment been recognized previously.

Streams and other interests

On September 26, 2025, Vox acquired a portfolio of PMPAs from Deterra Royalties Limited. Under the terms of these agreements, Vox purchases a defined percentage of payable gold at a dynamic price that is typically set by market reference prices (LBMA or COMEX) and grants the ability to Vox to capture margin at the time of on-sale of metal on each delivered ounce. This pricing and physical metal delivery mechanism provides Vox with direct exposure to metal production and price movements, similar to traditional streaming agreements. These PMPAs are economically driven by cash flows linked to both metal pricing fluctuations and production volumes. PMPAs meet the definition of financial assets under IFRS 9 Financial Instruments and are recognized at FVPL. The fair value of these PMPAs is determined by calculating the discounted future cash flows of the PMPAs with inputs that are mostly not based on observable market data (a level 3 fair value hierarchy measurement). The key input assumptions used to value this financial instrument at December 31, 2025 were the discount rate, forecast realized margins and projected production volumes from the individual mines (See Note 6). The net realized margin from the PMPA’s is presented separately from the non-cash components of the changes in fair value, as net precious metals income.

The change in the fair value between accounting periods is recognized in the consolidated statement of income (loss) and comprehensive income (loss) as follows:

•	Net precious metal income (see Note 2(j) below);
•

Depreciation-like charges: expensing the initial purchase price during the period calculated by the proportion of estimated ounces delivered in that period over the total remaining estimated ounces to be received under the contract; and

•	Revaluation of streams and other interests gain or loss: the remaining effect of changes in future gold margin estimates and time value of holding financial assets after the abovementioned items.

Revenue recognition

Revenue comprises revenues directly earned from royalty interests. Revenue is measured at the fair value of the consideration received or receivable for the receipt of mineral royalties in the ordinary course of the Company’s activities.

For royalty interests, the commodities are either:

•

Sold by the mine operator to its customers under contracts that are established for the mining property on which the royalty interest is held. The Company recognizes revenue from these sales when control over the commodity transfers from the mine operator to its customer. The transfer of control occurs when the mine operator delivers the commodity to the customer, and at that point, the risk and rewards of ownership transfer to the customer and the Company has an unconditional right to payment under the royalty agreement.

•

Processed ore by the mine operator at the mining property on which the royalty is held. The Company recognizes revenue when the ore is processed and the mine operator delivers the royalty statement to the Company, at which point control transfers and the Company has an unconditional right to payment under the royalty agreement.

Revenue from the royalty arrangement is measured at the transaction price agreed in the royalty arrangement with the operator of each mining property. The transaction price is typically either, (i) the percentage of gross revenues associated with the commodity sold to the mine operator’s customer, less contractually allowable costs, if any, per the terms of the royalty arrangement, or (ii) a specific dollar amount per tonne or ounce processed by the mine operator, per the terms of the royalty agreement.

In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Net precious metals income

The Company enters into gold purchase contracts with mining operators (see Note 2(h) above), whereby the operator of the mine agrees to sell, and the Company agrees to purchase, refined gold produced from the mine over which the contract is granted. The purchased gold is sold to the Company at the lowest COMEX or LBMA AM/PM fixed price within a quotation period that is typically between six and eight days.

The Company sells the refined gold to a third-party financial institution (the “Customer”) within the same quotation period at the spot price. The Company transfers control over the commodity on the date the commodity is delivered to the Customer’s metal account, which is the date that title to the commodity and the risks and rewards of ownership transfer to the Customer and the Customer is able to direct the use of and obtain substantially all of the benefits from the commodity.

Net precious metals income comprises:

•	The proceeds received from the sale of the refined gold to the Customer; less
•	The purchase price paid to the mining operator for the refined gold.

Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

The fair value of common shares issued for goods and services is based on the fair value of the goods or services received unless the fair value cannot be readily determined. If the fair value cannot be readily determined, the Company uses the market closing price on the date the shares are issued.

Share-based compensation

The Company maintains an omnibus long-term incentive plan dated June 8, 2023 (the “LTIP”), as well as a prior omnibus long-term incentive plan dated May 19, 2020, which remains in force only until all awards granted thereunder have been exercised or have expired (together with the LTIP, the “Plans”). The Company recognizes share-based compensation expense for share purchase options, restricted share units (“RSU”) and performance share units (“PSU”) granted to directors, officers, employees and consultants under the Company’s equity-based incentive plans. No PSUs have been awarded during the years ended December 31, 2025 and 2024.

Share purchase options

The fair value of share purchase options is determined by using the Black-Scholes model (“BSM”), with market related inputs as of the grant date. The BSM requires management to estimate the expected volatility, expected term, risk-free rate of return over the term, expected dividends and the number of equity instruments expected to ultimately vest. Volatility is estimated using the historic stock price of the Company and similar listed entities, the expected term is estimated using historical exercise data of the Company and similar listed entities, and the number of equity instruments expected to vest is estimated using historical forfeiture data.

The fair values of share purchase options at the date of grant are expensed over the vesting periods with a corresponding increase to equity. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

Restricted share units

The fair value of RSUs is determined by the market value of the underlying shares at the date of the grant. The Board of Directors determines whether each RSU awarded entitles the participant to receive cash or equity. All RSUs awarded by the Board of Directors to participants from the date of incorporation through December 31, 2025, can only be equity settled. As the Company does not have a present obligation to settle the issued RSUs in cash, the RSUs issued have been treated as equity-settled instruments. The fair values of RSUs at the date of grant are expensed over the vesting periods with a corresponding increase to equity. At the end of each reporting period, the Company reassesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in equity.

Cash and cash equivalents

Cash and cash equivalents consist of bank balances and short-term deposits held with banks with original maturities of three months or less. The Company did not have any cash equivalents as at December 31, 2025 and 2024.

Basic and diluted income per share

The Company presents basic and diluted earnings or loss per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the earnings or loss of the Company by the weighted average number of common shares outstanding during the period, adjusted for shares held in escrow that are subject to contingent release based on conditions other than the passage of time.

Diluted EPS is determined by adjusting the earnings or loss and the weighted average number of common shares outstanding, adjusted for shares held in escrow that are subject to contingent release based on conditions other than the passage of time and for the effects of all dilutive potential common shares, which comprise share options and RSUs granted. Potential common shares that are considered anti-dilutive are excluded from the calculation of diluted income per share.

Income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used are those that are substantively enacted at the reporting date.

Deferred income taxes are provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for accounting purposes. The change in the net deferred income tax asset or liability is included in comprehensive income or loss, except for deferred income taxes relating to equity items, which are recognized directly in equity. The income tax effects of differences in the periods when revenue and expenses are recognized in accordance with the Company’s accounting practices, and the periods they are recognized for income tax purposes are reflected as deferred income tax assets or liabilities. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates that are expected to apply to taxable income in the years in which the assets are realized or the liabilities settled. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available for utilization. Temporary differences arising on the initial recognition of assets or liabilities that affect neither accounting nor taxable profit are not recognized.

Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity and are intended to be settled on a net basis.

The determination of current and deferred taxes requires interpretations of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

Financial instruments

Financial assets and financial liabilities are recognized on the Company’s consolidated statements of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets:

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9, Financial Instruments (“IFRS 9”) are classified and measured as financial assets at fair value, as either FVPL or fair value through other comprehensive income (“FVOCI”), and financial assets at amortized cost, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows. The Company does not measure any financial assets at FVOCI.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement – financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the effective interest rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in the consolidated statements of income (loss) and comprehensive income (loss). The Company measures cash and cash equivalents and accounts receivable at amortized cost.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expenses in the consolidated statements of income (loss) and comprehensive income (loss). The Company measures investments and streams and other interests at FVPL.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Financial liabilities:

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL, as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company’s financial liabilities include accounts payable and accrued liabilities, which are measured at amortized cost. All financial liabilities are recognized initially at fair value. The Company has no financial liabilities measured at FVPL at December 31, 2025 and 2024.

Subsequent measurement – financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in other expenses in the consolidated statements of income (loss) and comprehensive income (loss).

Derecognition

A financial liability is derecognized (extinguished) when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income (expenses) in the consolidated statements of income (loss) and comprehensive income (loss). An exchange of financial liabilities with a lender with substantially different terms or substantial modifications of the terms of an existing financial liability are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company performs a quantitative and qualitative analysis in order to assess whether substantially different terms of substantial modifications exist.

Impairment

Financial assets

The Company recognizes loss allowances for expected credit losses (‘‘ECLs’’) on financial assets measured at amortized cost.

The Company applies the simplified approach permitted by IFRS 9 for receivables, which requires lifetime ECLs to be recognized from initial recognition of the receivables. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. In order to measure the ECLs, receivables have been grouped based on shared credit risk characteristics and the days past due.

Receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the Company, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on receivables are presented as net impairment losses within operating income. Subsequent recoveries of amounts previously written off are credited against the same line item.

Segment reporting

The Company’s business is organized into two operating segments, consisting of i) acquiring and managing royalty interests, and ii) acquiring and managing streams and other interests. Prior to the September 26, 2025 acquisition of the PMPAs, the Company presented one reportable segment, consisting of acquiring and managing royalty interests. Following this acquisition, the Company’s chief operating decision-maker, the CEO, now reviews operating results and assesses performance at these two segment levels. Material capital allocation decisions are subject to the approval of the Board of Directors of the Company.

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The amendments have an effective date of later than December 31, 2025, with earlier application permitted.

Amendments to IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

The International Accounting Standards Board (“IASB”) has issued amendments that allow an entity to elect to apply trade-date accounting for the derecognition of financial liabilities when settled in cash through electronic payment systems. The amendments also introduce additional disclosure requirements to improve transparency regarding equity instruments designated at FVOCI and financial instruments containing contingent features. These changes are effective for annual reporting periods beginning on or after January 1, 2026, with early adoption permitted.

The IFRS 9 amendment allows a financial liability to be derecognized upon the irrevocable settlement instruction via an electronic payment system, even if cash settlement occurs shortly thereafter.

The IFRS 7 amendments require enhanced disclosures for (i) equity instruments designated at FVOCI and (ii) financial instruments that include contingent settlement or conversion features.

The Company is continuing to evaluate the detailed impact of IFRS 9 and IFRS 7 on the Company’s financial statement presentation, disclosures, and internal controls.

IFRS 18 – Presentation and Disclosure in Financial Statements

IFRS 18 introduces new categories and defined subtotals in the statement of profit or loss, new disclosures on management-defined performance measures (“MPMs”) and enhanced requirements to improve the aggregation and disaggregation of information in the financial statements. Under IFRS 18, the statement of profit or loss is divided into three categories: operating, investing, and financing. Concurrent amendments to IAS 7 Cash Flows align with these new subtotals so the cash flow statement will now begin with the IFRS 18-specified subtotal of operating profit rather than net earnings.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The adoption of IFRS 18 is expected to change the presentation and structure of the Company’s primary financial statements but is not expected to have an impact on the measurement of net earnings or cash flows.

The adoption of IFRS 18 will reshape the presentation of the Company’s financial statements but is not expected to affect the measurement of net earnings. IFRS 18 will require additional note disclosures such as for MPMs where certain non-IFRS performance measures, representing subtotals of income and expenses, are used in public communications. Management is monitoring pronouncements from both the IASB and the regulators. The Company is continuing to evaluate the detailed impact of IFRS 18 on the Company’s financial statement presentation, disclosures, and internal controls.